File No. 333-122488


    As filed with the Securities and Exchange Commission on February 3, 2005.

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          Pre-Effective Amendment No. 1
                         Post-Effective Amendment No. __
                        (Check appropriate box or boxes)

                  FEDERATED GOVERNMENT INCOME SECURITIES, INC.
               (Exact Name of Registrant as Specified in Charter)

                                 1-800-341-7400
                        (Area Code and Telephone Number)
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                            Daniel M. Miller, Esquire
                                 Reed Smith LLP
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

                                   Copies to:

                           Matthew G. Maloney, Esquire
                     Dickstein Shapiro Morin & Oshinsky LLP
                                2101 L Street, NW
                            Washington, DC 20037-1526
                                 (202) 828-2218

                            Charles M. Weber, Esquire
                               Quarles & Brady LLP
                            411 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202

     Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended. This public offering of shares of Registrant's Series is on-going. The title of securities being registered is shares of beneficial interest.

     It is proposed that this filing will become effective on March 7, 2005 pursuant to Rule 488.

     No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended







PART C.    OTHER INFORMATION.

Item 15    Indemnification:

Indemnification is provided to Directors and officers of the Registrant pursuant to the Registrant's Articles of Incorporation and Bylaws, except where such indemnification is not permitted by law. However, the Articles of Incorporation and Bylaws do not protect the Directors or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Directors and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").

Insofar as indemnification for liabilities arising under the Act may be permitted to Directors, officers, and controlling persons of the Registrant by the Registrant pursuant to the Articles of Incorporation or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Directors, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Directors, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Directors, officers, or controlling persons of the Registrant by the Registrant pursuant to the Articles of Incorporation or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Articles of Incorporation or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Directors who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Director, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Directors or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.



Item 16.    Exhibits:

            1.1   Conformed copy of Amended and Restated Articles of
                  Incorporation of the Registrant; (17)
            1.2   Certificate of Correction to Amended and Restated
                  Articles of Incorporation of the Registrant 10/96;
                  (17)
            1.3   Certificate of Correction to Amended and Restated
                  Articles of Incorporation of the Registrant 4/97; (17)
            2.1   Copy of Amendment No. 2 to the By-Laws of the Registrant; (6)
            2.2   Copy of Amendment No. 3 to the By-Laws of the Registrant; (17)
            2.3   Copy of Amendment No. 4 to the By-Laws of the Registrant; (17)
            2.4   Copy of Amendment No. 5 to the By-Laws of the Registrant; (17)
            2.5   Copy of Amendment No. 6 to the By-Laws of the Registrant; (19)
            2.6   Copy of Amendment No. 7 to the By-Laws of the Registrant; (20)
            3     Not applicable
            4     Form of Agreement and Plan of Reorganization between
            Federated   Government Income Securities, Inc. and North
            Track Funds, Inc., on   behalf of its portfolio North
            Track Government Fund, is included as     Exhibit A to the
            Combined Prospectus/Proxy Statement of this
            Registration Statement; (21)
            5.1   Copy of Specimen Certificates for Shares of Capital
                  Stock for Class A, Class B, and Class C Shares of
                  the Registrant; (15)
            5.2   Copy of Specimen Certificate for Shares of Capital
                  Stock for Class F Shares of the Registrant; (15)
            6.1   Conformed copy of Investment Advisory Contract of
                  the Registrant; (8)
            6.2   Conformed copy of Amendment to Investment Advisory
                  Contract between Federated Government Income
                  Securities, inc. and Federated Investment Management
                  Company; (18)
            7.1   Conformed copy of Distributor's Contract of the
                  Registrant including Exhibit A; (15)
            7.2   Conformed copy of Exhibit B to the Distributor's
                              Contract; (15)
            7.3   Conformed copy of Exhibit C to the Distributor's
                              Contract; (15)
            7.4   Conformed copy of Exhibit D to the Distributor's
                              Contract; (15)
            7.5   Conformed copy of Distributor's Contract (Class B
                  Shares) including Exhibit 1 and Schedule A; (16)
            7.6   Copy of Schedule B and Exhibit 1 to Distributor's
                  Contract (Class B Shares); (19)
            7.7   Conformed copy of Amendment to Distributor's
                  Contract between Federated Government Income
                  Securities, Inc. and Federated Securities, Corp. (18)
            7.8   Conformed copy of Amendment to Distributor's
                  Contract between Federated Funds with Class B Shares
                  and Federated Securities Corp. (18)
            7.9   The Registrant hereby incorporates the conformed
                  copy of the specimen Mutual Funds Sales and Service
                  Agreement; Mutual Funds Service Agreement; and Plan
                  Trustee/Mutual Funds Service Agreement from Item 24
                  (b) 6 of the Cash Trust Series II Registration
                  Statement on Form N-1A filed with the Commission on
                  July 24, 1995. (File Nos. 33-38550 and 811-6269).
            7.10  Amendment to Distributor's Contract between
            Federated Funds and     Federated Securities Corp. (20)
            8     Not applicable;
            9.1   Conformed copy of Custodian Agreement of the
                              Registrant; (12)
            9.2   Conformed copy of Domestic Custody Fee Schedule; (16)
            9.3   Conformed copy of Amendment to Custodian Agreement
                  of the Registrant; (19)
            10.1  Conformed copy of Exhibit 1 and Schedule A to the
                  12b-1 Distribution Plan (Class B Shares) of the
                  Registrant; (16)
            10.2  The Registrant hereby incorporates the conformed
                  copy of the Multiple Class Plan from Item (n) of the
                  Federated GNMA Trust Registration Statement on Form
                  N-1A, filed with the Commission on March 29, 2004.
                  (File Nos. 2-45670 and 811-3375).
            10.3  The responses described in Item 16 (7.9) are hereby
                  incorporated by reference.
            11    Form of Opinion and Consent of Counsel as to
                  Legality of Shares Being Registered; (21)
            12    Opinion of Dickstein Shapiro Morin & Ochinsky LLP
                  regarding tax consequences of Reorganization; (to be
                  filed by Amendment)
            13.1  Conformed copy of Amended and Restated Agreement for
                  Fund Accounting Services, Administrative Services,
                  Transfer Agency Services, and Custody Services
                  Procurement; (19)
            13.2  Conformed copy of Amendment to Agreement for Fund
                  Accounting Services. Administrative Services,
                  Transfer Agency Services, and Custody Services
                  Procurement between Federated Investment Companies
                  and Federated Services Company; (18)
            13.3  The Registrant hereby incorporates the conformed
                  copy of the Second Amended and Restated Services
                  Agreement with attached Schedule 1 revised 6/30/04
                  from Item 23 (h)(vii) of the Cash Trust Series, Inc.
                  Registration Statement on Form N-1A, filed with the
                  Commission on July 29, 2004. (File Nos. 33-29838 and
                  811-5843).
            13.4  Conformed copy of Principal Shareholder Service's
                  Agreement (Class B Shares) including Exhibit 1 and
                  Schedule A; (16)
            13.5  Copy of Schedule B and Exhibit 1 to Principal
                  Shareholder Service's Agreement (Class B Shares);
                  (19)
            13.6  Conformed copy of Shareholder Services Agreement
                  (Class B Shares) including Exhibit 1 and Schedule A;
                  (16)
            13.7  The responses described in Item 16 (7.9) are hereby
                  incorporated by reference.
            13.8  The Registrant hereby incorporates the conformed
                  copy of Amendment No. 2 to the Amended & Restated
                  Agreement for Fund Accounting Services,
                  Administrative Services, Transfer Agency Services
                  and Custody Services Procurement from Item 23 (h)(v)
                  of the Federated U.S. Government Securities:  2-5
                  Years Registration Statement on Form N-1A, filed
                  with the Commission on March 30, 2004. (File Nos.
                  2-75769 and 811-3387);
            13.9  The Registrant hereby incorporates the conformed
                  copy of Amendment No. 3 to the Amended & Restated
                  Agreement for Fund Accounting Services,
                  Administrative Services, Transfer Agency Services
                  and Custody Services Procurement from Item 23 (h)(v)
                  of the Federated U.S. Government Securities:  2-5
                  Years Registration Statement on Form N-1A, filed
                  with the Commission on March 30, 2004. (File Nos.
                  2-75769 and 811-3387);
            13.10 The Registrant hereby incorporates by reference the
                  conformed copy of the Agreement for Administrative
                  Services, with Exhibit 1 and Amendments 1 and 2
                  attached, between Federated Administrative Services
                  and the Registrant from Item 23(h)(iv)of the
                  Federated Total Return Series, Inc. Registration
                  Statement on Form N-1A, filed with the Commission on
                  November 29, 2004.  (File Nos. 33-50773 and
                  811-7115);
            13.11 The Registrant hereby incorporates the conformed
                  copy of the Financial Administration and Accounting
                  Services Agreement, with attached Exhibit A revised
                  6/30/04, from Item (h)(viii) of the Cash Trust
                  Series, Inc. Registration Statement on Form N-1A,
                  filed with the Commission on July 29, 2004. (File
                  Nos. 33-29838 and 811-5843)
            14.1  Conformed copy of Consent of Independent Registered
                  Public Accounting Firm of Federated Government
                  Income Securities, Inc., Deloitte & Touche LLP; (+)
            14.2  Conformed copy of Consent of Independent Registered
                  Public Accounting Firm of North Track Government
                  Fund; (+)
            15    Not applicable;
            16.1  Power of Attorney of the Registrant; (16)
            16.2  Power of Attorney of Chief Investment Officer of the
                              Registrant, (17)
            16.3  Power of Attorney of Treasurer of the Registrant;
                              (17)
            16.4  Power of Attorney of Director of the Registrant; (17)
            16.5  Power of Attorney of Director of the Registrant; (17)
            16.6  Power of Attorney of Director of the Registrant; (17)
            16.7  Power of Attorney of President and Vice Chairman of
                  the Registrant; (19)

            17    Form of Proxy of North Track Government Fund; (21)
----------
+     All exhibits have been filed electronically
6.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 16 on Form N-1A filed April 22,
      1988.  (File Nos. 2-74191 and 811-3266)
8.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 19 on Form N-1A filed February 26, 1990. (File Nos. 2-74191 and 811-3266)
12.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 30 on Form N-1A filed April 20,
      1995.  (File Nos. 2-74191 and 811-3266)
15.   Response is incorporated by reference to Registrant's
      Port-Effective Amendment No. 36 on Form N-1A filed April 29,
      1997. (File Nos. 2-74191 and 811-3266)
16.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 37 on Form N-1A filed April 28,
      1998.  (File Nos. 2-74191 and 811-3266)
17.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 38 on Form N-1A filed February 26, 1999. (File Nos. 2-74191 and 811-3266)
18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 42 on Form N-1A filed April 26, 2002. (File Nos. 2-74191 and 811-3266)
19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 43 on Form N-1A filed April 29, 2003. (File Nos. 2-74191 and 811-3266)
20. Response is incorporated by reference to Registrant's Post Effective Amendment No. 44 on Form N-1A filed April 29, 2004. (File Nos. 2-74191 and 811-3266)
21. Response is incorporated by reference to Registrant's Registration Statement on Form N-14 filed February 2, 2005. (File Nos. 333-122488)


Item 17 Undertakings


(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.



                                  SIGNATURES


    As required by the Securities Act of 1933, the Registration Statement has been signed on behalf of the Registrant, in the City of Pittsburgh, and the Commonwealth of Pennsylvania on February 3, 2005.

FEDERATED GOVERNMENT INCOME SECURITIES, INC.

                     By: /s/ Daniel M. Miller
                     Daniel M. Miller
                     Assistant Secretary
                     Attorney in Fact for John F. Donahue
                     February 3, 2005

    As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

    NAME                            TITLE                         DATE
By: /s/ Daniel M. Miller          Attorney In Fact          February 3, 2005
    Daniel M. Miller              For the Persons
    ASSISTANT SECRETARY           Listed Below

John F. Donahue*                  Chairman and Trustee
    (Chief Executive Officer)

J.    Christopher Donahue*        President and Trustee

Richard J. Thomas*                Treasurer
    (Principal Financial and
    Accounting Officer)

Stephen F. Auth*                  Chief Investment Officer

Thomas G. Bigley*                 Trustee

John T. Conroy, Jr.*              Trustee

Nicholas P. Constantakis*         Trustee

John F. Cunningham*               Trustee

Lawrence D. Ellis, M.D.*          Trustee

Peter E. Madden*                  Trustee

Charles F. Mansfield, Jr.*        Trustee

John E. Murray, Jr., J.D., S.J.D.*  Trustee

Marjorie P. Smuts*                Trustee

John S. Walsh*                    Trustee

* By Power of Attorney